Risk Management Activities - Effect of Hedges (Details) MWh in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($) MWh	Dec. 31, 2022 CAD ($) MWh	Dec. 31, 2021 USD ($) MWh	Dec. 31, 2021 CAD ($) MWh
Disclosure of detailed information about hedging instruments [line items]
Fair value asset				$ 3		$ 2
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Notional amount (MMWH) | MWh			9,295	9,295	12,624	12,624
Fair value asset						$ 285
Fair value liability				$ (347)
Change in fair value used for measuring ineffectiveness	$ (594)	$ (181)
Interest rate swap | Cash flow hedges | Interest rate risk | USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount					$ 300
Fair value asset						3
Change in fair value used for measuring ineffectiveness		3
Foreign-Denominated Expenditures | Cash flow hedges | Interest rate risk | USD | Minimum
Disclosure of detailed information about hedging instruments [line items]
Notional amount					8
Fair value asset						0
Change in fair value used for measuring ineffectiveness		0
Foreign-Denominated Expenditures | Cash flow hedges | Interest rate risk | USD | Maximum
Disclosure of detailed information about hedging instruments [line items]
Notional amount					14
Fair value asset						0
Change in fair value used for measuring ineffectiveness		0
Foreign-denominated debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Fair value asset				$ 502		$ 473
Change in fair value used for measuring ineffectiveness	$ 0	$ 0
Foreign-denominated debt | Net Investment Hedge | Currency risk | USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 370		$ 370